Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Operating Segments [Line Items]
Segment reporting

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the six months ended 30 June 2024
1
Net interest income 2,521 1,634 (26) (1,714) (33) (856) 1,528
Non-interest income 7,589 1,307 1,169 6,538 218 660 17,481
Total revenues 10,110 2,942 1,143 4,824 186 (196) 19,008
Credit loss expense / (release) 7 120 0 31 (23) 1 136
Operating expenses 8,448 1,808 972 4,284 1,691 487 17,689
Operating profit / (loss) before tax 1,655 1,014 172 509 (1,483) (684) 1,183
Tax expense / (benefit) 393
Net profit / (loss) 790
As of 30 June 2024
Total assets 558,614 453,557 22,015 419,940 95,103 15,435 1,564,664

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Functions UBS AG
For the six months ended 30 June 2023
1
Net interest income 2,924 1,522 (13) (1,069) 3 (674) 2,694
Non-interest income 6,594 1,163 1,015 5,329 48 470 14,619
Total revenues 9,517 2,686 1,002 4,260 51 (204) 17,313
Credit loss expense / (release) 20 26 0 8 0 0 54
Operating expenses 7,204 1,379 818 3,639 719 586 14,346
Operating profit / (loss) before tax 2,293 1,281 185 613 (668) (790) 2,912
Tax expense / (benefit) 776
Net profit / (loss) 2,136
As of 31 December 2023
2
Total assets 404,747 283,980 19,662 402,415 13,845 31,368 1,156,016
1 Refer to “Note 3 Segment reporting” in

the “Consolidated financial statements” section of the Annual Report

2023 for more information about UBS AG's

reporting segments.

2 Comparative-period information
has been restated for Group Treasury allocations.